Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD MW	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD MW	Dec. 31, 2017 USD ($) MW	Dec. 31, 2016 USD ($) MW
Disclosure of detailed information about financial instruments [line items]
Risk management assets (Notes 13 and 14)		CAD 249,000,000		CAD 219,000,000
Increase (Decrease) in Derivative Forward Power Prices, Reasonable Possible | $	$ 6		$ 5
Decrease in base fair value		50,000,000
Decrease in sensitivity values		CAD 8,000,000
Fixed-price contracts [member] | Maximum
Disclosure of detailed information about financial instruments [line items]
Long-term Fixed Price Power Sale Contract, Delivery Volume | MW				380	380
Fixed-price contracts [member] | Minimum
Disclosure of detailed information about financial instruments [line items]
Long-term Fixed Price Power Sale Contract, Delivery Volume | MW		300				300
Unit Contingent Power Purchases
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis in derivative, price discount, percent	1.10%	0.75%	0.75%
Sensitivity analysis in derivative, volume discount ranges, percent	1.94%	15.50%	15.50%
Unit Contingent Power Purchases | Maximum
Disclosure of detailed information about financial instruments [line items]
Volume discount ranges, percent	2.76%	3.62%	3.62%
Sensitivity analysis in derivative, volume discount ranges, percent	10.46%
Unit Contingent Power Purchases | Minimum
Disclosure of detailed information about financial instruments [line items]
Volume discount ranges, percent	2.20%	2.15%	2.15%
Sensitivity analysis in derivative, volume discount ranges, percent	7.77%
Structured Products - Eastern U.S.
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis in derivative, basis relationship, percent	7.00%	5.00%	5.00%
Sensitivity analysis in derivative, non-standard shape factors, percent	6.00%	9.00%	9.00%
Sensitivity Analysis In Derivative, Implied Correlations, Percent	1000.00%
Sensitivity Analysis In Derivative, Implied Volatility And Correlation, Percent		1000.00%	1000.00%
Structured Products - Eastern U.S. | Maximum
Disclosure of detailed information about financial instruments [line items]
Basis relationship, percent	159.00%	128.00%	128.00%
Non-standard shape factors, percent	88.00%	88.00%	88.00%
Implied volatility for shares, significant unobservable inputs, entity's own derivative	54.00%	54.00%	54.00%
Sensitivity Analysis In Derivative, Implied Volatility, Percent	32.00%
Structured Products - Eastern U.S. | Minimum
Disclosure of detailed information about financial instruments [line items]
Basis relationship, percent	75.00%	66.00%	66.00%
Non-standard shape factors, percent	71.00%	65.00%	65.00%
Implied volatility for shares, significant unobservable inputs, entity's own derivative	18.00%	20.00%	20.00%
Implied correlations for shares, significant unobservable inputs, entity's own derivative	70.00%	70.00%	70.00%
Sensitivity Analysis In Derivative, Implied Volatility, Percent	27.00%
Long-term contracts | UNITED STATES | Fixed-price contracts [member] | Maximum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh | $					$ 34	$ 36
Long-term contracts | UNITED STATES | Fixed-price contracts [member] | Minimum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh | $					$ 25	$ 27
Long-term contracts | Canada | Fixed-price contracts [member]
Disclosure of detailed information about financial instruments [line items]
Long-term Fixed Price Power Sale Contract, Delivery Volume | MW				12.5	12.5
Sensitivity analysis in derivative, forward price, percent	20.00%
Long-term contracts | Canada | Fixed-price contracts [member] | Maximum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh		CAD 93		CAD 67
Long-term contracts | Canada | Fixed-price contracts [member] | Minimum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh		CAD 68		CAD 63